Other investments (Tables)	12 Months Ended
Dec. 31, 2020
Other Investment Abstract
Disclosure of detailed information about other investments [Table Text Block]
	2020	2019
	$	$
Fair value through profit or loss (warrants and convertible instruments)
Balance - January 1	1,700	3,348
Acquisitions	4,782	1,085
Exercise	(347)	(1,055)
Change in fair value	2,387	(1,089)
Amendment of a note receivable (i)	16,541	—
Deemed disposal	—	(589)
Balance - December 31	25,063	1,700

Fair value through other comprehensive income (shares)
Balance - January 1	57,409	104,055
Acquisitions	18,602	27,259
Exercise of warrants	452	—
Transfer from associates (Note 14)	8,998	9,676
Change in fair value	40,993	13,287
Disposals - shares repurchase (Note 23)	—	(90,546)
Disposals (ii)	(10,864)	(6,322)
Balance - December 31	115,590	57,409

Amortized cost (notes)
Balance - January 1	8,777	2,200
Acquisitions	7,998	8,777
Transfer from short-term investments	8,467	—
Transfer to short-term investments	—	(2,200)
Impairments	(7,998)	—
Foreign exchange impact revaluation	(383)	—
Balance - December 31	16,861	8,777
Total	157,514	67,886

(i) In November 2020, a $15.9 million secured senior loan with Falco was amended to become convertible after the first anniversary of its execution date into common shares of Falco at a conversion price of $0.55 per share, subject to standard anti-dilution protections. The convertible debenture continues to bear interest at a rate of 7.0% per annum compounded quarterly and has a maturity date of December 31, 2022. The accrued interest receivable of $1.7 million on the loan prior to its conversion was capitalized to the capital of the note. In addition, Falco issued to Osisko 10,664,324 warrants of Falco, each exercisable for one common share of Falco at an exercise price of $0.69 for a period of 24 months from their date of issuance. The fair value of the warrants was evaluated at $1.1 million using the Black-Scholes model.

(ii) In 2019, an investment in a company classified as an investment at fair value through other comprehensive income was acquired by way of a share exchange. This non-cash transaction resulted in the disposal of the investment in the acquiree and the acquisition of an investment in the acquirer for an amount of $5.7 million.